UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

				 FORM 13F

			  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
					    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		CalPERS
Address:	400 Q Street
		Sacramento, CA 95814

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behald of Reporting Manager:
Name:		Matthew Flynn
Title:	Div Chief Investment Ops
Phone:	916-795-0688
Signature, Place, and Date of Signing:
	Matthew Flynn  Sacramento, CA   8/25/2006

Report Type (Check only one.):
[ ]	13F HOLDINGS REPORT.
[X]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


			 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	1

Form 13F Information Table Value Total:	0


List of Other Included Managers:
No.	13F File Number	Name


